Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Schedule of agrees to pay UMB minimum royalty payments

Payment	Year
$-	Prior to First Commercial Sale
$-	Year of First Commercial Sale
$25,000	First calendar year following the First Commercial Sale
$25,000	Second calendar year following the First Commercial Sale
$100,000	Third calendar year following the First Commercial Sale

Schedule of agrees to pay milestone payments

Payment	Milestone
$50,000	Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product
$100,000	Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product
$250,000	Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product
$500,000	Receipt of New Drug Application ("NDA") (or foreign equivalent) approval for a Licensed Product
$1,000,000	Achievement of First Commercial Sale of Licensed Product